UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  September 13,  2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:20
Form 13F Information Table Value Total:  $ 257,330


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 1,190 	53144	SH		SOLE		53144
ASSOCIATED BANC CORP	COM	045487105	 9,335 	678408	SH		SOLE		678408
CENTER FINANCIAL CORP	COM	15146E102	 2,037 	420000	SH		SOLE		420000
COBIZ FINANCIAL INC	COM	190897108	 12,468 	2001202	SH		SOLE		2001202
COMPUCREDIT CORP	COM	20478N100	 13,813 	2677024	SH		SOLE		2677024
ENCORE CAPITAL GROUP INC	COM	292554102	 10,710 	651085	SH		SOLE		651085
FIFTH THIRD BANCORP	COM	316773100	 10,747 	792589	SH		SOLE		792589
FIRST BUSEY CORP	COM	319383105	 88 	20000	SH		SOLE		20000
HIGHBURY FINANCIAL INC	COM	42982Y109	 6,974 	1002000	SH		SOLE		1002000
NARA BANCORP INC	COM	63080P105	 7,721 	881358	SH		SOLE		881358
NEWSTAR FINANCIAL INC	COM	65251F105	 128 	20000	SH		SOLE		20000
OCWEN FINANCIAL CORP	COM	675746309	 12,306 	1109664	SH		SOLE		1109664
PRIMUS GUARANTY LTD	COM	G72457107	 24,430 	5816566	SH		SOLE		5816566
REGIONS FINANCIAL CORP	COM	7591EP100	 11,889 	1514477	SH		SOLE		1514477
SYNOVUS FINANCIAL CORP	COM	87161C105	 44,032 	13383625	SH		SOLE		13383625
TAYLOR CAPITAL GROUP INC	COM	876851106	 17,266 	1330191	SH		SOLE		1330191
TREE COM INC	COM	894675107	 6,263 	684458	SH		SOLE		684458
WESTERN ALLIANCE BANCORP	COM	957638109	 13,315 	2340000	SH		SOLE		2340000
WINTRUST FINANCIAL CORP	COM	97650W108	 33,947 	912303	SH		SOLE		912303
ZIONS BANCORP	COM	989701107	 18,671 	854918	SH		SOLE		854918